Derivatives - Disclosure of Portfolio of Credit Derivatives (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 10,444	R$ 6,853
Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	7,301	3,772
Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	200	314
Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,943	2,767
Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,049	1,361
Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	9,395	5,492
Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	6,283	6,853
Total return swap [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	4,161
Up to one year [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	5,174	1,685
Up to one year [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	4,921	1,167
Up to one year [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	34	71
Up to one year [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	219	447
Up to one year [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	135	300
Up to one year [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	5,039	1,385
Up to one year [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,013	1,685
Up to one year [member] | Total return swap [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	4,161
Later than one year and not later than three years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,675	1,913
Later than one year and not later than three years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,117	1,118
Later than one year and not later than three years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	88	85
Later than one year and not later than three years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,470	710
Later than one year and not later than three years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	602	510
Later than one year and not later than three years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,073	1,403
Later than one year and not later than three years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,675	1,913
Later than three years and not later than five years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,539	3,203
Later than three years and not later than five years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,263	1,487
Later than three years and not later than five years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	78	156
Later than three years and not later than five years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,198	1,560
Later than three years and not later than five years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	312	539
Later than three years and not later than five years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,227	2,664
Later than three years and not later than five years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,539	3,203
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	56	52
Over 5 years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments		2
Over 5 years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	56	50
Over 5 years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments		12
Over 5 years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	56	40
Over 5 years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 56	R$ 52